Expense Example {- Franklin U.S. Government Securities VIP Fund} - FTVIP Class 2-70 - Franklin U.S. Government Securities VIP Fund - Class 2	May 01, 2021 USD ($)
Expense Example:
1 year	$ 80
3 years	249
5 years	433
10 years	$ 966